Vessels (Tables)	12 Months Ended
Dec. 31, 2017
Vessels Under Construction [Member]
Vessels

	2016 (in thousands)	2017 (in thousands)
Vessels under construction at January 1	$170,776	$150,492
Payments to shipyard	221,532	174,131
Other payments including initial stores and site costs	12,580	4,783
Capitalized interest	5,067	1,715
Transfer to vessels in operation	(259,463)	(331,121)

Vessels under construction at December 31	$150,492	$—

Vessels In Operation [Member]
Vessels

	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
December 31, 2015	$1,462,136	$26,729	$1,488,865
Additions	10,176	9,902	20,078
Transfer in from vessels under construction	256,663	2,800	259,463
Disposals	—	(5,482)	(5,482)
Reduction in contract cost of newbuild vessels	(1,484)	—	(1,484)

December 31, 2016	1,727,491	33,949	1,761,440
Additions	1,940	268	2,208
Transfer in from vessels under construction	327,571	3,550	331,121
Disposals	—	(1,492)	(1,492)
Reduction in contract cost of newbuild vessels	(280)	—	(280)

December 31, 2017	2,056,722	36,275	2,092,997

Accumulated Depreciation
December 31, 2015	$215,024	$9,390	$224,414
Charge for the period	53,653	8,496	62,149
Disposals for the period	—	(5,482)	(5,482)

December 31, 2016	268,677	12,404	281,081
Charge for the period	64,031	9,238	73,269
Disposals for the period	—	(1,492)	(1,492)

December 31, 2017	332,708	20,150	352,858

Net Book Value
December 31, 2015	$1,247,112	$17,339	$1,264,451

December 31, 2016	$1,458,814	$21,545	$1,480,359

December 31, 2017	$1,724,014	$16,125	$1,740,139